Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation	Dec. 31, 2023
Plan A [Member] | Below 31 [Member]
Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	17.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	24.00%
Plan A [Member] | 31-40 [Member]
Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	8.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	16.00%
Plan A [Member] | 41-50 [Member]
Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	6.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	13.00%
Plan A [Member] | Above 50 [Member]
Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation [Line Items]
Annual Voluntarily Resignation Rate of Direct Cost Staff	0.00%
Annual Voluntarily Resignation Rate of Indirect Cost Staff	0.00%
Plan B [Member] | Below 31 [Member]
Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation [Line Items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	24.00%
Plan B [Member] | 31-40 [Member]
Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation [Line Items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	16.00%
Plan B [Member] | 41-50 [Member]
Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation [Line Items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	13.00%
Plan B [Member] | Above 50 [Member]
Provision for Employee Benefits (Details) - Schedule of Annual Voluntary Resignation [Line Items]
Annual Voluntarily Resignation Rate of Indirect Cost Staff	0.00%